Commitments and Contingencies (Details)	1 Months Ended		3 Months Ended		9 Months Ended
	Apr. 30, 2015 USD ($) a	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) ft² shares	Sep. 30, 2014 USD ($)
Commitments and contingencies (Textual)
Rent expense			$ 40,485	$ 10,599	$ 108,210	$ 16,361
Corporate joint venture [Member]
Commitments and contingencies (Textual)
Development costs					$ 0	0
Option to puchase of common shares | shares					250,000
Joint developer [Member]
Commitments and contingencies (Textual)
Development costs					$ 200,000	$ 149,000
San Diego California [Member]
Commitments and contingencies (Textual)
Total area | ft²			6,200		6,200
Commencement date of lease	May 01, 2015
Rent expense	$ 247,000
Lease expire	Nov. 30, 2017
Area of office space | a	1,500
Term of lease	31 months
San Mateo, California [Member]
Commitments and contingencies (Textual)
Rent expense	$ 750	$ 1,900
Lease expire		Dec. 31, 2014
Term of lease		3 months